Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS

34. RELATED PARTY TRANSACTIONS

The Company’s immediate shareholders are Red Isle Private Investment Inc. (“Red Isle”), a company incorporated in Canada, Loral Holdings Corporation (“Loral Holdings”), a company incorporated in the United States and various individuals. Red Isle is wholly-owned by PSP Investments, a Canadian Crown corporation. Loral Holdings is a wholly-owned subsidiary of Loral, a United States publicly listed company.

Transactions with subsidiaries

The Company and its subsidiaries regularly engage in inter-group transactions. These transactions include the purchase and sale of satellite services and communications equipment, providing and receiving network and call centre services, access to orbital slots and management services. The transactions have been entered into over the normal course of operations. Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and therefore have not been disclosed.

Special cash distribution

Effective January 25, 2017, the Board of Directors approved a special cash distribution to shareholders, as a reduction of stated capital, in the amount of approximately $387.2 million U.S. dollars. Of this balance, $138.5 million U.S. dollars was paid to Red Isle, $242.7 million U.S. dollars was paid to Loral Holdings, with the remainder paid to various individuals. These distributions were made during the first quarter of 2017.

Compensation of executives and Board level directors

Year ended December 31,	2019	2018	2017
Short-term benefits (including salaries)	$11,051	$16,853	$10,037
Special payments(1)	948	2,904	9,006
Post-employment benefits	2,773	2,510	2,458
Share-based payments	15,649	29,016	2,820
	$30,421	$51,283	$24,321

(1)      Balance relates to the special cash distribution effective January 25, 2017.

Key management personnel — stock options

In August 2017, Telesat authorized the exchange of 805,835 performance-vesting options for 805,835 time-vesting options, of which 682,550 options related to key management personnel. The exchanged amounts included 715,383 unvested performance-vesting options which were exchanged for an equal amount of unvested time-vesting options, of which 613,316 unvested options related to key management personnel. A portion of the new unvested time-vesting options will vest upon the next anniversary date of the option holder with the remainder vesting evenly over a three-year period commencing on the sixth anniversary date.

In June 2018, 95,363 stock appreciation rights were exercised by a member of key management personnel for 39,488 Non-Voting Participating Preferred shares, on a net settlement basis.

During 2018, Telesat issued 3,630,000 time-vesting options to certain key management personnel. Of this balance, 2,850,000 options vest over a five-year period, while 780,000 vest over a three-year period. In addition, 200,000 restricted share units were granted during 2018 which vest over a three-year period and are expected to be settled with Non-Voting Participating Preferred shares.

During 2019, Telesat issued 500,000 time-vesting options to certain key management personnel, which vest over a five-year period.

In January 2019, 40,269 share appreciation rights were exercised by a member of key management personnel for 14,846 Non-Voting Participating Preferred Shares, on a net settlement basis.

In December 2019, 66,667 restricted share units were settled in exchange for 30,980 Non-Voting Participating Preferred Shares, on a net settlement basis.

Transactions with related parties

The Company and certain of its subsidiaries regularly engage in transactions with related parties. The Company’s related parties include Loral and Red Isle. The transactions have been entered into over the normal course of operations. There were no transactions or balances with Red Isle during any of the years presented.

During the years presented below, the Company and its subsidiaries entered into the following transactions with Loral.

	Sale of goods and services, interest income			Purchase of goods and services, interest expense
Years ended December 31,	2019	2018	2017	2019	2018	2017
Revenue	$133	$128	$128	$—	$—	$—
Operating expenses	$—	$—	$—	$6,645	$6,456	$6,518

The following balances were outstanding with Loral at the end of the years presented below:

	Amounts owed by related parties		Amounts owed to related parties
At December 31,	2019	2018	2019	2018
Current receivables/payables	$—	$28	$204	$—

The amounts outstanding are unsecured and will be settled in cash.

Other related party transactions

The Company funds certain defined benefit pension plans. Contributions made to the plans for the year ended December 31, 2019 were $5.7 million (December 31, 2018 — $7.7 million).